Share capital and premium (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€)	Feb. 28, 2019 € / shares
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 1	€ 1		€ 1.00
Share capital	€ 156,816,000	€ 133,000
Share premium	1,018,276,000	845,787,000
Total share capital and share premium	€ 1,175,092,000	845,920,000
Shares issued during the period | shares	156,683,863
Shares issued in market, transaction costs	€ 7,357,000
Stock options exercised	2,550,066
Stock options exercised, transaction costs	€ 240,000
Capital contribution (Note 13)	€ 329,172,000	€ 216,021,000	€ 120,000,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares	156,816,494	132,631
Par value per share | € / shares	€ 1.00	€ 1
Share capital	€ 156,816,000	€ 133,000
Share premium	1,018,276,000	845,787,000
Total share capital and share premium	€ 1,175,092,000	845,920,000
Number of votes per share | item	1
Equity attributable to the Equity holders of the Company
Disclosure of classes of share capital [line items]
Capital contribution (Note 13)	€ 329,172,000	€ 215,985,000	€ 120,000,000